UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22072

The Cushing MLP & Infrastructure Total Return Fund
 (Exact name of registrant as specified in charter)

8117 Preston Road Suite 440
Dallas, TX 75225
 (Address of principal executive offices) (Zip code)

Jerry V. Swank
8117 Preston Road Suite 440
Dallas, TX 75225
 (Name and address of agent for service)

214-692-6334
Registrant’s telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

Item 1. Schedule of Investments.

Cushing MLP & Infrastructure Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2018

		Fair
Common Stock - 81.0%	Shares	Value
Diversified General Partners - 16.7%
Canada - 9.5%
Enbridge, Inc.(1)	85,550	$2,923,243
TransCanada Corporation(1)	136,100	5,797,860
United States - 7.2%
Marathon Petroleum Corporation(1)	19,200	1,579,968
Phillips 66	14,700	1,742,097
Semgroup Corporation(1)	136,155	3,294,951
		15,338,119
General Partners - 31.6%
United States - 31.6%
Enlink Midstream, LLC(1)	259,100	4,223,330
ONEOK, Inc.(1)	118,723	7,825,033
Targa Resources Corporation(1)	147,900	8,144,853
Williams Companies, Inc.(1)	297,304	8,797,225
		28,990,441
Industrials - 1.8%
Ireland - 1.8%
Eaton Corporation Plc	20,000	1,662,800

Large Cap Diversified - 6.2%
United States - 6.2%
Kinder Morgan, Inc.(1)	319,150	5,648,955

Natural Gas Gatherers & Processors - 7.4%
Canada - 4.4%
Pembina Pipeline Corporation(1)	117,400	4,005,688
United States - 3.0%
Kayne Anderson Acquisition Corporation(1)	284,000	2,800,240
		6,805,928

Shipping - 1.9%
United States - 1.9%
Cheniere Energy Partners L.P. Holdings LLC(1)	54,750	1,735,028

Shipping General Partners - 1.5%
United States - 1.5%
Cheniere Energy Inc.(2)	20,000	1,338,600

Utilities - 7.1%
United States - 7.1%
Avangrid, Inc.(1)	39,900	1,968,666
Dominion Energy, Inc.(1)	17,200	1,217,244
NextEra Energy, Inc.(1)	19,200	3,265,920
		6,451,830
Yield - 6.8%
United Kingdom - 3.4%
Atlantica Yield Plc	152,100	3,138,584
United States - 3.4%
NRG Yield, Inc.(1)	155,000	3,076,750
		6,215,334
Total Common Stocks (Cost $71,059,513)		$74,187,035

MLP Investments and Related Companies - 56.9%
Crude Oil & Refined Products - 3.7%
United States - 3.7%
MPLX, L.P.(1)	94,084	$3,337,159

General Partners - 16.3%
United States - 16.3%
Energy Transfer Equity, L.P.(1)	175,950	3,079,125
Plains GP Holdings, L.P.(1)	338,900	8,736,842
Tallgrass Energy GP, L.P.	128,100	3,149,979
		14,965,946
Large Cap Diversified - 11.9%
United States - 11.9%
Energy Transfer Partners, L.P.(1)	257,150	5,798,744
Enterprise Products Partners, L.P.(1)	179,400	5,130,840
		10,929,584
Natural Gas Gatherers & Processors - 11.2%
United States - 11.2%
DCP Midstream Partners, L.P.(1)	81,600	3,362,736
Enable Midstream Partners, L.P.(1)	117,700	1,832,589
Enlink Midstream Partners, L.P.(1)	135,600	2,413,680
Western Gas Partners, L.P.(1)	54,400	2,657,440
		10,266,445
Shipping - 5.7%
Republic of the Marshall Islands - 4.0%
GasLog Partners, L.P.	150,900	3,666,870
United States - 1.7%
Cheniere Energy Partners, L.P.	40,000	1,516,000
		5,182,870
Utilities - 1.3%
Bermuda - 1.3%
Brookfield Renewable Partners LP	38,000	1,169,260

Yield - 6.8%
United States - 6.8%
NextEra Energy Partners, L.P.(1)	129,050	6,258,925
Total MLP Investments and Related Companies (Cost $46,672,256)		$52,110,189

Fixed Income - 2.2%
Natural Gas Gatherers & Processors - 2.2%
United States - 2.2%
DCP Midstream, L.P., 7.375%, due 06/15/2023	2,000,000	$2,003,750
Total Fixed Income (Cost $2,000,000)		$2,003,750

Short-Term Investments - Investment Companies - 1.6%
United States - 1.6%
Fidelity Government Portfolio Fund - Institutional Class, 1.82%(3)	376,885	$376,885
First American Prime Obligations Fund - Class Z, 1.80%(3)	376,884	376,884
Invesco Short-Term Government & Agency Portfolio - Institutional Class, 1.85%(3)	376,885	376,885
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, 1.84%(3)	376,885	376,885
Total Short-Term Investments - Investment Companies (Cost $1,507,539)		$1,507,539

Total Investments - 141.7% (Cost $121,239,308)		$129,808,513
Liabilities in Excess of Other Assets - (41.7%)		(38,181,127)
Net Assets Applicable to Common Stockholders - 100.0%		$91,627,386

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	No distribution or dividend was made during the period ended August 31, 2018. As such, it is classified as a non-income producing security as of August 31, 2018.
(3)	Rate reported is the current yield as of August 31, 2018.
(4)	Description	Exercise Price	Expiration Date	Currency	Number of Contracts	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
	Cheniere Energy, Inc., Call Option	$63.50	9/15/2018	USD	200	$23,193	$81,500	($58,307)
	Marathon Petroleum Corporation, Call Option	$86.00	9/15/2018	USD	100	$2,797	$4,500	($1,703)
	Phillips 66, Call Option	$124.00	9/15/2018	USD	100	$2,896	$3,000	($104)
	Plains GP Holdings, L.P., Call Option	$28.00	9/15/2018	USD	200	$3,793	$1,000	$2,793
						$32,679	$90,000	($57,321)

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2018	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$74,187,035	$74,187,035	$-	$-
Master Limited Partnerships and Related Companies (a)	52,110,189	52,110,189	-	-
Total Equity Securities	126,297,224	126,297,224	-	-
Notes Senior Notes(a)	2,003,750	-	2,003,750	-
Total Notes	2,003,750	-	2,003,750	-
Other Short Term Investments (a)	1,507,539	1,507,539	-	-
Total Other	1,507,539	1,507,539	-	-
Total Assets	$129,808,513	$127,804,763	$2,003,750	$-
Liabilities Written Options	$90,000	$90,000	$-	$-
Total Liabilities	$90,000	$90,000	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2018.

Transfers into and out of each level are measured at fair value at the end of the period.  There were no transfers between any levels during the period ended August 31, 2018.

Item 2. Controls and Procedures.
(a)
The Fund’s President and Treasurer have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Fund’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       The Cushing MLP & Infrastructure Total Return Fund

By (Signature and Title)         /s/ Jerry V. Swank
 Jerry V. Swank, President & Chief Executive Officer

Date        10/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Jerry V. Swank
 Jerry V. Swank, President & Chief Executive Officer

Date        10/25/2018

By (Signature and Title)         /s/ John H. Alban
 John H. Alban, Treasurer & Chief Financial Officer

Date        10/25/2018